Property, plant and equipment (Details 1)	12 Months Ended
Dec. 31, 2025
Buildings And Improvements [Member]
IfrsStatementLineItems [Line Items]
Weighted average useful life in years	38 years
Buildings And Improvements [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Weighted average useful life in years	25 years
Buildings And Improvements [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Weighted average useful life in years	50 years
Equipment And Other Assets [Member]
IfrsStatementLineItems [Line Items]
Weighted average useful life in years	23 years
Equipment And Other Assets [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Weighted average useful life in years	1 year
Equipment And Other Assets [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Weighted average useful life in years	31 years
Exploration And Development Costs [Member]
IfrsStatementLineItems [Line Items]
Weighted average useful life in years	20 years
Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Weighted average useful life in years	14 years
Right-of-use assets [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Weighted average useful life in years	2 years
Right-of-use assets [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Weighted average useful life in years	50 years